9. Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details
Wages and salaries	€ 7,475	€ 7,445	€ 5,066
Social security costs	931	807	583
Employee benefits	€ 8,406	€ 8,252	€ 5,649